Inventories - Additional Information (Detail) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 28,902,000	$ 26,026,000
Inventory pledges outstanding	$ 0	$ 0